Consolidated statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital [member]	Share Premium Account [member]	Reserves [member]	Accumulated Losses [member]
Balance at Dec. 31, 2014	€ 75,474	€ 91,975	€ 183,645	€ 7,615	€ (207,761)
Loss for the period	(54,547)				(54,547)
Share-based compensation	1,821			1,817	4
Exercise of warrants	5,161	4,312	3,671	(2,822)
Balance at Dec. 31, 2015	27,909	96,287	187,316	6,610	(262,304)
Loss for the period	(1,087)				(1,088)
Issue of shares	74,152	10,348	63,804
Share issue costs	(2,710)	(2,710)
Share-based compensation	2,571			2,571
Exercise of warrants	2,221	2,132	1,177	(1,088)
Balance at Dec. 31, 2016	103,055	106,057	252,297	8,093	(263,392)
Loss for the period	(108,532)				(108,532)
Issue of shares	195,327	24,580	170,747
Share issue costs	(16,071)	(16,071)
Share-based compensation	2,606			2,606
Exercise of warrants	3,471	3,254	2,247	(2,030)
Balance at Dec. 31, 2017	€ 179,856	€ 117,821	€ 425,291	€ 8,668	€ (371,924)